Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/27/2014
Distribution Date:	12/15/2014

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Month GBP LIBOR + 0.19%	Float

Currently Outstanding under the Global Registered Covered Bond Program			$7,522,245,000
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$12,200,675,000

Total Outstanding			$19,722,920,000

OSFI Covered Bond Limit			$31,693,240,000

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Covered Bonds issued under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/27/2014
Distribution Date:	12/15/2014
Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt	A2	A+	AA (low)	A-
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Stable	Negative

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(2)
A. Party Replacement
If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 / BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(3)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default and Triggers

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1)Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program.
(2)The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(3) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/27/2014
Distribution Date:	12/15/2014
Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$7,522,245,000

A = Lesser of (i) LTV Adjusted Loan Balance and			9,331,912,331.84		A (i)	9,980,654,900.36
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	9,331,912,331.84
B = Principal Receipts up to Calculation Date not otherwise applied			-		Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan			-		Maximum Asset Percentage:	95.0%
D = Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)			-
F = Negative Carry Factor Calculation			177,490,212.53
Total: A + B + C + D + E - F			9,154,422,119.30

Asset Coverage Test			PASS

Valuation Calculation (1)

Trading Value of Covered Bond(3)			$7,599,655,601

A = lesser of (i) Present Value of outstanding loan balance of			10,024,564,383.40		A (i)	10,024,564,383.40
Performing Eligible Loans(4) and (ii) 80% of Market Value					A (ii)	19,564,094,217.37
of properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets
E = (i)Reserve Fund balance and
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			10,024,564,383.40

Intercompany Loan Balance

Guarantee Loan			8,048,527,278.95
Demand Loan			2,170,670,733.82
Total			10,219,198,012.77

Portfolio Losses

Period End	Write off Amounts		Loss Percentage (annualized)
November 27, 2014			N/A

Portfolio Flow of Funds

	27-Nov-14		30-Oct-14
Cash Inflows
Principal Receipts	155,528,017.28		149,598,447.14
Proceeds from Sale of Loans	2,726,076.99		4,017,664.94
Revenue Receipts	24,779,487.80		26,798,304.08
Swap Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(11,600,036.03)		(12,956,250.38)
Mortgage Purchase	(2,600,261.49)		(13,341,199.24)
Intercompany Loan Repayment	(155,643,760.58)	(5)	(140,210,358.14)	(6)
Other Outflows(7)	(229,444.76)		86,379.34
Net Inflows/(Outflows)	12,960,079.21		13,992,987.74

(1) The indexation methodology used to account for subsequent price developments is based on (i) with respect to mortgaged properties located in the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through the Teranet - National Bank National Composite House Price IndexTM (the "House Price Index"), and (ii) for mortgaged properties located in all other areas of Canada, national residential statistics compiled by the Canadian Real Estate Association ("CREA"). The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The statistics derived by CREA are the average actual resale prices for residential properties in the related area, as well as overall figures for each province and territory of Canada. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon originiation or renewal of the Loan or subsequently thereto).
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction. Documents.
(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.
(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of November, being 3.0307%.
(5) This amount is to be paid out on December 17th, 2014.
(6) This amount was paid out on November 17th, 2014.
(7) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/27/2014
Distribution Date:	12/15/2014
Portfolio Summary Statistics

Previous Month Ending Balance	$10,128,031,128
Current Month Ending Balance	$9,972,387,368
Number of Mortgage Loans in Pool	60,712
Average Loan Size	$164,257
Number of Primary Borrowers	51,419
Number of Properties	53,775

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	50.25%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	63.81%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	78.33%
Weighted Average Seasoning of Loans in the Portfolio	31.70	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.06%
Weighted Average Original Term of Loans in the Portfolio	55.48	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	23.77	(Months)
Weighted Average Maturity of Outstanding Covered Bonds	57.42	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	60,691	99.97%	9,967,731,229	99.95%
30 to 59 Days Past Due	12	0.02%	3,036,887	0.03%
60 to 89 Days Past Due	4	0.01%	896,475	0.01%
90 or More Days Past Due	5	0.01%	722,776	0.01%
Total	60,712	100.00%	9,972,387,368	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	6,048	9.96%	1,142,482,015	11.46%
British Columbia	8,539	14.06%	1,934,589,021	19.40%
Manitoba	1,348	2.22%	163,936,562	1.64%
New Brunswick	1,426	2.35%	128,711,165	1.29%
Newfoundland	1,267	2.09%	143,779,744	1.44%
Northwest Territories	16	0.03%	1,982,848	0.02%
Nova Scotia	2,335	3.85%	243,630,377	2.44%
Nunavut	-	0.00%	-	0.00%
Ontario	30,079	49.54%	4,970,144,435	49.84%
Prince Edward Island	332	0.55%	30,499,143	0.31%
Quebec	7,671	12.64%	951,576,392	9.54%
Saskatchewan	1,507	2.48%	232,822,767	2.33%
Yukon	144	0.24%	28,232,899	0.28%
Total	60,712	100.00%	9,972,387,368	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (5)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	452	0.74%	63,239,283	0.63%
599 or less	623	1.03%	80,978,030	0.81%
600 - 650	1,134	1.87%	171,660,709	1.72%
651 - 700	3,102	5.11%	514,947,120	5.16%
701 - 750	6,461	10.64%	1,125,169,949	11.28%
751 - 800	10,167	16.75%	1,763,791,522	17.69%
801 and Above	38,773	63.86%	6,252,600,754	62.70%
Total	60,712	100.00%	9,972,387,368	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(5) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/27/2014
Distribution Date:	12/15/2014
Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	44,430	73.18%	7,286,501,714	73.07%
Variable	16,282	26.82%	2,685,885,654	26.93%
Total	60,712	100.00%	9,972,387,368	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	53,731	88.50%	8,405,031,143	84.28%
Non-STEP	6,981	11.50%	1,567,356,225	15.72%
Total	60,712	100.00%	9,972,387,368	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	-	0.00%	-	0.00%
Owner Occupied	60,712	100.00%	9,972,387,368	100.00%
Total	60,712	100.00%	9,972,387,368	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	45,482	74.91%	7,851,748,954	78.73%
3.5000 - 3.9999	10,693	17.61%	1,568,340,083	15.73%
4.0000 - 4.4999	3,164	5.21%	398,437,909	4.00%
4.5000 - 4.9999	853	1.40%	101,141,023	1.01%
5.0000 - 5.4999	395	0.65%	41,987,519	0.42%
5.5000 - 5.9999	90	0.15%	8,465,637	0.08%
6.0000 - 6.4999	25	0.04%	1,775,970	0.02%
6.5000 - 6.9999	5	0.01%	269,538	0.00%
7.0000 - 7.4999	2	0.00%	115,251	0.00%
7.5000 - 7.9999	3	0.00%	105,484	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	60,712	100.00%	9,972,387,368	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	9,607	15.82%	513,346,638	5.15%
20.01-25.00	3,611	5.95%	373,759,638	3.75%
25.01-30.00	3,865	6.37%	470,406,994	4.72%
30.01-35.00	4,305	7.09%	615,943,374	6.18%
35.01-40.00	4,393	7.24%	721,211,832	7.23%
40.01-45.00	4,145	6.83%	700,298,770	7.02%
45.01-50.00	4,438	7.31%	850,337,850	8.53%
50.01-55.00	5,014	8.26%	1,043,501,596	10.46%
55.01-60.00	5,967	9.83%	1,312,562,039	13.16%
60.01-65.00	6,516	10.73%	1,514,570,075	15.19%
65.01-70.00	5,029	8.28%	1,140,403,314	11.44%
70.01-75.00	2,432	4.01%	479,997,897	4.81%
75.01-80.00	1,019	1.68%	178,761,007	1.79%
80.01 and Above	371	0.61%	57,286,343	0.57%
Total	60,712	100.00%	9,972,387,368	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/27/2014
Distribution Date:	12/15/2014
Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	12,204	20.10%	1,739,550,054	17.44%
12.00 - 23.99	21,025	34.63%	3,295,252,337	33.04%
24.00 - 35.99	21,181	34.89%	3,928,949,618	39.40%
36.00 - 41.99	2,673	4.40%	498,898,865	5.00%
42.00 - 47.99	1,084	1.79%	135,009,801	1.35%
48.00 - 53.99	456	0.75%	62,564,056	0.63%
54.00 - 59.99	1,265	2.08%	181,060,250	1.82%
60.00 - 65.99	635	1.05%	97,352,043	0.98%
66.00 - 71.99	24	0.04%	4,377,661	0.04%
72.00 and Above	165	0.27%	29,372,682	0.29%
Total	60,712	100.00%	9,972,387,368	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	23,239	38.28%	1,246,936,978	12.50%
100,000 - 149,999	11,282	18.58%	1,401,434,303	14.05%
150,000 - 199,999	8,683	14.30%	1,508,786,425	15.13%
200,000 - 249,999	5,983	9.85%	1,337,011,738	13.41%
250,000 - 299,999	4,160	6.85%	1,136,527,445	11.40%
300,000 - 349,999	2,464	4.06%	796,508,186	7.99%
350,000 - 399,999	1,604	2.64%	598,488,777	6.00%
400,000 - 449,999	947	1.56%	400,512,358	4.02%
450,000 - 499,999	668	1.10%	315,771,331	3.17%
500,000 - 549,999	425	0.70%	222,645,174	2.23%
550,000 - 599,999	290	0.48%	165,723,158	1.66%
600,000 - 649,999	208	0.34%	130,085,130	1.30%
650,000 - 699,999	147	0.24%	98,953,303	0.99%
700,000 - 749,999	96	0.16%	69,367,050	0.70%
750,000 - 799,999	87	0.14%	67,279,094	0.67%
800,000 - 849,999	75	0.12%	61,809,017	0.62%
850,000 - 899,999	57	0.09%	49,691,241	0.50%
900,000 - 949,999	57	0.09%	52,787,109	0.53%
950,000 - 999,999	29	0.05%	28,289,838	0.28%
1,000,000 or Greater	211	0.35%	283,779,713	2.85%
Total	60,712	100.00%	9,972,387,368	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	6,576	10.83%	950,369,728	9.53%
Single Family	52,864	87.07%	8,792,309,386	88.17%
Multi Family	1,140	1.88%	208,322,485	2.09%
Other	132	0.22%	21,385,769	0.21%
Total	60,712	100.00%	9,972,387,368	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/27/2014
Distribution Date:	12/15/2014
Portfolio Current Indexed LTV and Delinquency Distribution by Province
Current LTV (%)(1)(2)(4)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(3)
Alberta	All	55,939,751	41,953,071	53,134,935	73,344,175	85,674,052	83,469,688	100,525,166	125,357,157	155,072,027	207,120,960	138,890,213	19,400,589	2,426,573	173,658	1,142,482,015	11.46%
Alberta	Current and Less Than 30 Days Past Due	55,939,751	41,953,071	52,916,381	73,344,175	85,674,052	83,469,688	100,525,166	124,467,710	155,072,027	206,749,174	138,890,213	19,400,589	2,426,573	173,658	1,141,002,228	99.87%
Alberta	30 to 59 Days Past Due	-	-	218,553	-	-	-	-	889,448	-	76,731	-	-	-	-	1,184,732	0.10%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	295,056	-	-	-	-	295,056	0.03%
British Columbia	All	106,900,479	85,947,379	95,005,383	122,224,327	146,361,823	147,996,760	159,749,168	184,363,929	211,432,758	260,160,440	283,163,613	93,082,023	35,926,094	2,274,843	1,934,589,021	19.40%
	Current and Less Than 30 Days Past Due	106,856,191	85,503,260	95,005,383	122,224,327	146,361,823	147,996,760	159,749,168	184,165,481	211,432,758	260,160,440	282,863,174	93,082,023	35,926,094	2,274,843	1,933,601,726	99.95%
British Columbia	30 to 59 Days Past Due	-	-	-	-	-	-	-	198,448	-	-	-	-	-	-	198,448	0.01%
British Columbia	60 to 89 Days Past Due	44,288	444,119	-	-	-	-	-	-	-	-	300,439	-	-	-	788,846	0.04%
British Columbia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	4,898,589	3,661,004	5,809,688	7,540,384	8,823,831	10,130,361	14,670,693	14,938,417	17,712,323	26,406,432	26,960,267	19,259,849	3,124,724	-	163,936,562	1.64%
Manitoba	Current and Less Than 30 Days Past Due	4,898,589	3,661,004	5,809,688	7,540,384	8,823,831	10,130,361	14,670,693	14,938,417	17,712,323	26,406,432	26,960,267	19,259,849	3,124,724	-	163,936,562	100.00%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	3,416,661	2,327,800	3,457,073	4,722,863	4,743,661	5,945,609	7,025,902	7,831,685	8,514,436	12,350,668	14,352,271	23,735,142	20,606,002	9,681,392	128,711,165	1.29%
New Brunswick	Current and Less Than 30 Days Past Due	3,416,661	2,327,800	3,457,073	4,722,863	4,743,661	5,945,609	7,025,902	7,831,685	8,514,436	12,350,668	14,352,271	23,735,142	20,606,002	9,681,392	128,711,165	100.00%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	5,462,310	3,161,737	4,386,599	5,537,339	6,029,204	5,853,203	8,873,286	11,868,948	14,462,554	17,050,972	21,565,483	23,109,950	13,243,475	3,174,684	143,779,744	1.44%
Newfoundland	Current and Less Than 30 Days Past Due	5,462,310	3,161,737	4,386,599	5,537,339	6,029,204	5,853,203	8,873,286	11,868,948	14,462,554	17,050,972	21,565,483	23,109,950	13,109,674	3,174,684	143,645,942	99.91%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	133,801	-	133,801	0.09%
Northwest Territories	All	192,784	87,830	-	-	219,480	317,656	88,872	244,881	115,659	-	-	-	-	715,687	1,982,848	0.02%
North West Territories	Current and Less Than 30 Days Past Due	192,784	87,830	-	-	219,480	317,656	88,872	244,881	115,659	-	-	-	-	715,687	1,982,848	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	7,959,194	7,314,767	7,094,095	8,676,548	12,275,354	12,007,111	13,115,993	14,016,569	19,002,272	20,624,995	30,398,904	34,134,583	29,676,683	27,333,311	243,630,377	2.44%
Nova Scotia	Current and Less Than 30 Days Past Due	7,959,194	7,314,767	7,094,095	8,676,548	12,275,354	12,007,111	13,115,993	14,016,569	19,002,272	20,624,995	30,398,904	34,134,583	29,676,683	27,333,311	243,630,377	100.00%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	272,142,660	188,264,724	249,296,700	316,849,068	370,192,993	350,780,492	455,581,073	580,317,015	749,898,046	814,663,216	437,769,212	130,855,688	43,110,042	10,423,506	4,970,144,435	49.84%
Ontario	Current and Less Than 30 Days Past Due	272,089,081	188,264,724	249,296,700	316,849,068	370,012,832	350,637,414	455,581,073	580,317,015	749,681,980	813,947,133	437,325,043	130,855,688	43,110,042	10,423,506	4,968,391,300	99.96%
Ontario	30 to 59 Days Past Due	53,579	-	-	-	180,161	-	-	-	216,067	716,082	320,499	-	-	-	1,486,387	0.03%
Ontario	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	90 Days or More Past Due	-	-	-	-	-	143,078	-	-	-	-	123,670	-	-	-	266,748	0.01%
Prince Edward Island	All	1,346,285	748,823	1,104,978	1,708,455	1,368,874	2,592,979	2,629,068	3,068,480	4,568,508	5,586,713	4,723,156	1,052,825	-	-	30,499,143	0.31%
Prince Edward Island	Current and Less Than 30 Days Past Due	1,346,285	748,823	1,104,978	1,708,455	1,368,874	2,592,979	2,629,068	3,068,480	4,568,508	5,586,713	4,723,156	1,052,825	-	-	30,499,143	100.00%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	43,954,721	31,977,735	39,945,686	60,784,075	69,284,521	65,799,681	65,756,004	72,960,991	100,145,915	106,068,823	146,079,272	119,515,372	27,566,964	1,736,632	951,576,392	9.54%
Quebec	Current and Less Than 30 Days Past Due	43,954,721	31,977,735	39,945,686	60,784,075	69,176,891	65,799,681	65,756,004	72,960,991	100,145,915	105,874,332	146,079,272	119,515,372	27,566,964	1,736,632	951,274,272	99.97%
Quebec	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	167,320	-	-	-	-	167,320	0.02%
Quebec	60 to 89 Days Past Due	-	-	-	-	107,630	-	-	-	-	-	-	-	-	-	107,630	0.01%
Quebec	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	27,171	-	-	-	-	27,171	0.00%
Saskatchewan	All	10,570,975	7,344,106	10,516,851	13,266,243	14,856,320	13,511,336	19,656,490	24,907,240	29,941,693	42,942,984	32,839,542	10,644,800	1,824,187	-	232,822,767	2.33%
Saskatchewan	Current and Less Than 30 Days Past Due	10,570,975	7,344,106	10,516,851	13,266,243	14,856,320	13,511,336	19,656,490	24,907,240	29,941,693	42,942,984	32,839,542	10,644,800	1,824,187	-	232,822,767	100.00%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	562,230	970,662	655,007	1,289,896	1,381,720	1,893,893	2,666,135	3,626,284	1,695,850	1,593,873	3,661,380	5,207,077	1,256,263	1,772,630	28,232,899	0.28%
Yukon	Current and Less Than 30 Days Past Due	562,230	970,662	655,007	1,289,896	1,381,720	1,893,893	2,666,135	3,626,284	1,695,850	1,593,873	3,661,380	5,207,077	1,256,263	1,772,630	28,232,899	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	513,346,638	373,759,638	470,406,994	615,943,374	721,211,832	700,298,770	850,337,850	1,043,501,596	1,312,562,039	1,514,570,075	1,140,403,314	479,997,897	178,761,007	57,286,343	9,972,387,368	100.00%
	Current and Less Than 30 Days Past Due	513,248,771	373,315,519	470,188,440	615,943,374	720,924,041	700,155,693	850,337,850	1,042,413,700	1,312,345,973	1,513,287,717	1,139,658,706	479,997,897	178,627,206	57,286,343	9,967,731,229	99.95%
	30 to 59 Days Past Due	53,579	-	218,553	-	180,161	-	-	1,087,896	216,067	960,132	320,499	-	-	-	3,036,887	0.03%
	60 to 89 Days Past Due	44,288	444,119	-	-	107,630	-	-	-	-	-	300,439	-	-	-	896,475	0.01%
	90 Days or More Past Due	-	-	-	-	-	143,078	-	-	-	322,227	123,670	-	133,801	-	722,776	0.01%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/27/2014
Distribution Date:	12/15/2014
Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	3,719,102	2,111,870	3,666,480	5,219,944	4,544,694	3,200,606	4,161,303	8,007,653	8,639,903	10,275,402	5,139,344	2,398,048	1,924,849	230,086	63,239,283	0.63%
<=599	4,418,067	3,431,410	3,671,658	7,915,570	7,962,274	7,454,404	3,584,118	5,830,777	9,111,676	12,031,274	10,044,487	2,672,918	2,076,305	773,093	80,978,030	0.81%
600-650	8,641,991	6,697,420	9,755,369	13,855,485	11,672,579	9,737,883	13,748,299	12,875,568	20,743,577	24,631,098	27,821,329	7,869,663	2,024,326	1,586,121	171,660,709	1.72%
651-700	23,289,781	18,264,505	26,133,696	35,527,812	34,494,898	25,564,553	29,786,118	39,571,140	70,864,720	93,053,341	66,096,443	33,227,538	15,562,731	3,509,844	514,947,120	5.16%
701-750	43,940,073	38,591,202	45,691,940	66,098,851	86,140,154	65,331,236	85,444,520	119,589,984	154,706,253	184,678,998	140,140,388	61,079,077	23,809,381	9,927,894	1,125,169,949	11.28%
751-800	69,420,002	54,356,628	65,222,036	90,393,094	106,147,636	118,611,049	148,044,431	179,719,384	239,415,950	310,951,682	222,916,511	105,859,728	40,454,939	12,278,451	1,763,791,522	17.69%
>800	359,917,623	250,306,603	316,265,814	396,932,618	470,249,597	470,399,040	565,569,060	677,907,091	809,079,961	878,948,280	668,244,813	266,890,924	92,908,476	28,980,854	6,252,600,754	62.70%
Total	513,346,638	373,759,638	470,406,994	615,943,374	721,211,832	700,298,770	850,337,850	1,043,501,596	1,312,562,039	1,514,570,075	1,140,403,314	479,997,897	178,761,007	57,286,343	9,972,387,368	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.
(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.